Stock-Based Compensation - Additional Information (Detail) ₨ / shares in Units, ₨ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Jul. 26, 2014 shares	Dec. 24, 2013 shares	Jul. 20, 2013 shares	Mar. 31, 2015 INR (₨) ₨ / shares shares	Mar. 31, 2015 USD ($) shares	Mar. 31, 2014 INR (₨) ₨ / shares shares	Jun. 27, 2013 INR (₨) shares	Mar. 31, 2013 INR (₨) ₨ / shares shares	Jun. 30, 2010 INR (₨) shares	Jun. 30, 2007 INR (₨) shares	Jun. 30, 2005 INR (₨) shares	Jun. 30, 2003 INR (₨) shares	Jan. 31, 2000 INR (₨) shares	Mar. 31, 2012 ₨ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, intrinsic value of options exercised at grant date				₨ 122.1		₨ 129.7		₨ 151.5
Stock-based compensation, aggregate intrinsic value of options exercised at exercise date				9,662.4		5,359.2		9,152.2
Stock-based compensation, aggregate intrinsic value of options outstanding at grant date				236.5		359.2
Stock-based compensation, aggregate intrinsic value of options outstanding				37,020.7		17,823.9
Stock-based compensation, aggregate intrinsic value of options exercisable at grant date				236.5		359.2
Stock-based compensation, aggregate intrinsic value of options exercisable				20,295.7		14,635.3
Stock-based compensation, total stock compensation cost recognized under the plans				₨ 9,138.8	$ 146.7	₨ 5,495.5		₨ 4,533.7
Stock-based compensation, unvested options, outstanding | shares				46,339,000		67,161,600
Stock-based compensation, unvested options, weighted average exercise price | ₨ / shares				₨ 773.7		₨ 680.0
Stock-based compensation, unvested options, aggregate intrinsic value at grant date				₨ 0.0		₨ 0.0
Stock-based compensation, unvested options, aggregate intrinsic value as at end of period				16,725.1		3,188.6
Stock-based compensation, total estimated compensation cost to be recognized in future periods				₨ 8,515.3		₨ 6,299.7
Employees Stock Option Scheme
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares				41,659,000	41,659,000	47,060,000		0
Stock-based compensation, unvested options, weighted average exercise price | ₨ / shares				₨ 683.16		₨ 556.06		₨ 417.32						₨ 389.52
Stock-based compensation, weighted average period of recognition of total compensation cost not yet recognized (in years)				8 months 12 days	8 months 12 days
Employees Stock Option Scheme | Plan ''A''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares													50,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved													₨ 100.0
Employees Stock Option Scheme | Plan ''B''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares												50,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved												₨ 100.0
Employees Stock Option Scheme | Plan ''C''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares											50,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved											₨ 100.0
Stock-based compensation, unvested options, weighted average exercise price | ₨ / shares				₨ 692.50
Employees Stock Option Scheme | Plan ''D''
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares										75,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved										₨ 150.0
Stock-based compensation, unvested options, weighted average exercise price | ₨ / shares				680.00
Employees Stock Option Scheme | Plan "E"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares									100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved									₨ 200.0
Stock-based compensation, unvested options, weighted average exercise price | ₨ / shares				573.70
Employees Stock Option Scheme | Plan "F"
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, equity shares reserved for issuance | shares							100,000,000
Employees' Stock Option Scheme, aggregate nominal value of equity shares reserved							₨ 200.0
Stock-based compensation, unvested options, weighted average exercise price | ₨ / shares				₨ 835.50
Employees Stock Option Scheme | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, expiration				5 years	5 years
Employees' Stock Option Scheme, general discretionary vesting period				3 years	3 years
Employees Stock Option Scheme | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees' Stock Option Scheme, general discretionary vesting period				1 year	1 year
Scheme XXIII
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares	574,000
Scheme XXIV
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares	41,085,000
Scheme XIX
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares			32,926,500
Scheme XX
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares			7,085,000
Scheme XXI
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares			7,017,000
Scheme XXII
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation, options granted | shares		31,500